Schedule of investments
Delaware Ivy California Municipal High Income Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.50%
Corporate Revenue Bonds — 10.56%
California County Tobacco Securitization Agency
Series D 0.00% 6/1/55 ^	1,000,000	$ 59,980
(Gold Country Settlement Funding Corporation) Series 1 4.00% 6/1/49	145,000	143,912
(Merced County Tobacco Funding Corporation) 5.00% 6/1/50	250,000	252,722
(Sonoma County Securitization Corporation) 0.00% 6/1/55 ^	250,000	47,063
California Municipal Finance Authority
(United Airlines, Los Angeles International Airport Project) 4.00% 7/15/29 (AMT)	250,000	236,043
California Pollution Control Financing Authority
(Waste Management Project) Series A1 3.375% 7/1/25 (AMT)	300,000	297,513
Long Beach Bond Finance Authority
Series A 5.50% 11/15/37	165,000	184,386
M-S-R Energy Authority, California Gas
Series C 7.00% 11/1/34	300,000	373,611
Southern California Public Power Authority
(Natural Gas Project) 5.00% 11/1/33	295,000	317,013
Tobacco Securitization Authority of Southern California
(Capital Appreciation - Restructured) Series D 0.00% 6/1/46 ^	300,000	32,982
		1,945,225
Education Revenue Bonds — 22.59%
California Educational Facilities Authority Revenue
Series A 5.00% 4/1/47	300,000	317,748
Series A 5.00% 12/1/48	250,000	257,850
California Municipal Finance Authority
5.00% 10/1/27	250,000	269,128
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority
(California Baptist University) Series A 144A 5.00% 11/1/46 #	500,000	$ 512,650
(CHF-Davis I - West Village Student Housing Project) 4.00% 5/15/48 (BAM)	300,000	280,650
(The Learning Choice Academy) Series A 4.00% 7/1/31	100,000	99,959
(The Palmdale Aerospace Academy Project) Series A 144A 5.00% 7/1/49 #	300,000	290,499
California School Finance Authority
(Aspire Public School) 144A 5.00% 8/1/41 #	225,000	230,486
(Classical Academies Project) Series A 144A 5.00% 10/1/50 #	250,000	251,510
(Green Dot Public Schools California Projects) Series A 144A 5.00% 8/1/48 #	250,000	253,902
(HTH Learning Project) Series A 144A 5.00% 7/1/49 #	300,000	292,194
(Larchmont Charter School Project) Series A 144A 5.00% 6/1/43 #	250,000	253,022
(Rocketship Public Schools - Obligated Group)
Series G 144A 5.00% 6/1/30 #	310,000	322,130
Series G 144A 5.00% 6/1/37 #	330,000	337,174

(Russell Westbrook Academy - Obligated Group) Series A 144A 4.00% 6/1/51 #	250,000	192,738
		4,161,640
Electric Revenue Bonds — 5.37%
Puerto Rico Electric Power Authority
5.00% 7/1/37 ‡	1,165,000	990,250
		990,250
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Schedule of investments
Delaware Ivy California Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 9.44%
California Municipal Finance Authority
(Eisenhower Medical Center)
Series B 5.00% 7/1/37	250,000	$ 256,353
Series B 5.00% 7/1/42	250,000	254,655

(Retirement Housing Foundation Obligated Group) Series A 5.00% 11/15/32	425,000	473,322
California Statewide Communities Development Authority
(Loma Linda University Medical Center) Series A 5.25% 12/1/44	250,000	251,170
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	250,000	251,218
Washington Township Health Care District
Series A 3.75% 7/1/31	255,000	252,141
		1,738,859
Housing Revenue Bond — 2.58%
CSCDA Community Improvement Authority Essential Housing Revenue
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	300,000	246,501
Los Angeles Housing Authority
(Union Portfolio Project) Series A 3.25% 6/1/35	250,000	228,483
		474,984
Lease Revenue Bonds — 3.18%
California Pollution Control Financing Authority
(San Diego County Water Authority Desalination Project Pipeline) 144A 5.00% 11/21/45 #	250,000	256,257
California State Public Works Board
(Riverside Campus Projects) Series H 5.00% 4/1/26	300,000	329,403
		585,660
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bond — 1.55%
Oro Grande Elementary School District
(San Bernardino County, California) 4.00% 9/15/32	300,000	$ 286,125
		286,125
Pre-Refunded Bond — 2.75%
Golden State, California Tobacco Securitization Corporate Settlement Revenue
Series A-1 5.00% 6/1/29-27 §	450,000	506,934
		506,934
Pre-Refunded/Escrowed to Maturity Bonds — 0.15%
California School Finance Authority
144A 5.00% 8/1/41-25 #, §	25,000	27,085
		27,085
Special Tax Revenue Bonds — 27.82%
Chino Community Facilities District
5.00% 9/1/47	150,000	154,043
Chino Public Financing Authority
Series A 3.50% 9/1/43	250,000	205,953
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	606,523	538,289
Jurupa Community Services District
(Eastvale Area)
Series A 4.125% 9/1/42	200,000	186,892
Series A 4.25% 9/1/47	300,000	278,157
Lammersville Joint Unified School District
5.00% 9/1/33	500,000	524,710
Murrieta CA Community Facilities District
(Golden City) Series A 5.00% 9/1/46	300,000	309,105
Ontario CA Community Facilities District No 28
(New Haven Facilities - Area A)
5.00% 9/1/42	130,000	134,293
5.00% 9/1/47	230,000	236,304
Ontario CA Community Facilities District No 31
(Carriage House / Amberly Lane) 5.00% 9/1/47	135,000	138,638
Poway Unified School District
(DEL SUR East) Series C 5.00% 9/1/46	250,000	255,670

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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 0.000% 7/1/46 ^	880,000	$ 237,767
Series A-1 0.000% 7/1/51 ^	69,000	13,806
Roseville
(Fiddyment Ranch Community Facilities) Series A 5.00% 9/1/35	250,000	260,905
Sacramento
(Natomas Central Community Facilities) 5.00% 9/1/41	250,000	257,392
San Bernardino County
(Lyte Creek North) 4.00% 9/1/42	250,000	229,550
San Mateo, Special Tax
(Bay Meadows) 6.00% 9/1/42-22	250,000	251,838
South San Francisco
4.00% 9/1/44	100,000	90,229
Tulare Redevelopment Agency Successor Agency
Series A 4.00% 8/1/40 (BAM)	250,000	241,888
Western Riverside Water & Wastewater Financing Authority
(Local Agency Revenue Bonds) Series A 5.00% 9/1/29	250,000	272,942
William S Hart Union High School District
5.00% 9/1/47	300,000	306,765
		5,125,136
State General Obligation Bonds — 1.89%
Commonwealth of Puerto Rico
Series A-1 4.00% 7/1/35	16,416	14,745
Series A-1 4.00% 7/1/41	19,155	16,632
Series A-1 4.00% 7/1/46	19,923	16,788
Series A-1 4.362% 7/1/33 ^	23,502	13,235
Series C 2.637% 11/1/43 •	576,070	287,315
		348,715
Transportation Revenue Bonds — 9.62%
California Municipal Finance Authority
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	250,000	221,487
Series A 5.00% 12/31/47 (AMT)	250,000	251,170
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern Transportation Corridor Agency, California
Series B-1 3.95% 1/15/53	300,000	$ 267,759
Los Angeles Department of Airports
Series B 5.00% 5/15/46 (AMT)	300,000	308,613
Norman Y Mineta San Jose International Airport SJC
Series A 5.00% 3/1/47 (AMT)	200,000	205,850
Puerto Rico Highway & Transportation Authority
Series CC 5.25% 7/1/32 (Puerto Rico)	120,000	122,790
Series CC 5.25% 7/1/33 (Puerto Rico)	50,000	51,159
San Diego Association of Governments South Bay Expressway Revenue
Series A 5.00% 7/1/27	100,000	111,276
San Francisco City & County Airport Comm-San Francisco International Airport
Series A 4.00% 5/1/49 (AMT)	250,000	232,382
		1,772,486
Total Municipal Bonds (cost $18,891,354)		17,963,099
Short-Term Investments — 1.69%
Number of shares
Money Market Mutual Funds — 0.60%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	111,552	111,552
111,552

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Schedule of investments
Delaware Ivy California Municipal High Income Fund   (Unaudited)
	Principal amount°	Value (US $)
Variable Rate Demand Note — 1.09%¤
Los Angeles Department of Water & Power Water System Revenue
Subordinate Series A-2 0.50% 7/1/51 (SPA - TD Bank N.A.)	200,000	$ 200,000
		200,000
Total Short-Term Investments (cost $311,552)		311,552

Total Value of Securities—99.19% (cost $19,202,906)		18,274,651
Receivables and Other Assets Net of Liabilities—0.81%		149,768
Net Assets Applicable to 1,971,173 Shares Outstanding—100.00%		$18,424,419
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $3,717,366, which represents 20.18% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2022.
Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
N.A. – National Association
SPA – Stand-by Purchase Agreement
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